LVIP SSGA Conservative Structured Allocation Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.24%
INVESTMENT COMPANIES–90.24%
Equity Funds–22.87%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	1,049,414	$ 15,744,360
LVIP SSGA Mid-Cap Index Fund	261,217	3,780,065
LVIP SSGA S&P 500 Index Fund	582,014	14,878,028
LVIP SSGA Small-Cap Index Fund	88,774	3,590,834
LVIP SSGA Small-Mid Cap 200 Fund	234,049	3,905,113
		41,898,400
Fixed Income Fund–49.21%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,745,350	90,171,364
		90,171,364
International Equity Funds–18.16%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	1,557,271	13,274,173
LVIP SSGA Emerging Markets 100 Fund	796,209	7,357,768
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA International Index Fund	1,180,824	$ 12,641,902
		33,273,843
Total Affiliated Investments (Cost $132,248,502)		165,343,607
UNAFFILIATED INVESTMENTS–9.90%
INVESTMENT COMPANIES–9.90%
Fixed Income Fund–9.90%
SPDR® Portfolio TIPS ETF	593,691	18,137,260
		18,137,260
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	6,723	6,723
		6,723
Total Unaffiliated Investments (Cost $16,367,683)		18,143,983

TOTAL INVESTMENTS–100.14% (Cost $148,616,185)	183,487,590
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(259,069)
NET ASSETS APPLICABLE TO 14,249,359 SHARES OUTSTANDING–100.00%	$183,228,521

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Conservative Structured Allocation Fund–1

LVIP SSGA Conservative Structured Allocation Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Conservative Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$165,343,607	$—	$—	$165,343,607
Unaffiliated Investment Companies	18,143,983	—	—	18,143,983
Total Investments	$183,487,590	$—	$—	$183,487,590
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Conservative Structured Allocation Fund–2

LVIP SSGA Conservative Structured Allocation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Number of Shares 03/31/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.24%@
Equity Funds-22.87%@
✧✧LVIP SSGA Large Cap 100 Fund	$14,851,213	$209,947	$1,607,431	$311,054	$1,979,577	$15,744,360	1,049,414	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	3,830,763	52,487	594,313	115,070	376,058	3,780,065	261,217	—	—
✧✧LVIP SSGA S&P 500 Index Fund	14,822,322	209,947	1,043,922	433,345	456,335	14,878,027	582,014	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,960,265	52,486	930,481	483,682	24,882	3,590,834	88,774	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	3,956,707	52,486	1,073,725	248,254	721,391	3,905,113	234,049	—	—
Fixed Income Fund-49.21%@
✧✧LVIP SSGA Bond Index Fund	89,939,130	6,986,518	3,595,708	(120,558)	(3,038,018)	90,171,364	7,745,350	—	—
International Equity Funds-18.16%@
✧✧LVIP SSGA Developed International 150 Fund	13,295,879	183,704	1,701,561	127,960	1,368,191	13,274,173	1,557,271	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	7,824,354	104,974	1,213,852	95,226	547,066	7,357,768	796,209	—	—
✧✧LVIP SSGA International Index Fund	13,224,140	183,704	1,193,298	285,143	142,214	12,641,903	1,180,824	—	—
Total	$165,704,773	$8,036,253	$12,954,291	$1,979,176	$2,577,696	$165,343,607		$—	$—

@ As a percentage of Net Assets as of March 31, 2021.
✧✧ Standard Class shares.
LVIP SSGA Conservative Structured Allocation Fund–3